Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to the 2005 and 2015 Stock Incentive Plans - Restricted Stock [Member] - shares				12 Months Ended
	Dec. 18, 2013	Sep. 26, 2013	Feb. 12, 2013	Dec. 31, 2015
Stock Incentive Plan 2015 [Member]
Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to the 2005 and 2015 Stock Incentive Plans [Line Items]
Number of Shares				183,000
On the Grant Date [Member] | Stock Incentive Plan 2005 [Member] | Chief Executive Officer [Member]
Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to the 2005 and 2015 Stock Incentive Plans [Line Items]
Number of Shares	714		714
On the Grant Date [Member] | Stock Incentive Plan 2005 [Member] | Executive Vice President [Member]
Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to the 2005 and 2015 Stock Incentive Plans [Line Items]
Number of Shares		714
On the Grant Date [Member] | Stock Incentive Plan 2005 [Member] | Chief Technical Officer [Member]
Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to the 2005 and 2015 Stock Incentive Plans [Line Items]
Number of Shares		571
Over Eight Years [Member] | Stock Incentive Plan 2015 [Member] | Central Mare [Member]
Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to the 2005 and 2015 Stock Incentive Plans [Line Items]
Number of Shares				183,000